Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000027887 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027887 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027887 | NextEra Energy, Inc.FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027887 | Waste Management, Inc.FR_94106L109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027887 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027887 | Flex Ltd.FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027887 | Taiwan Semiconductor Manufacturing Co., Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027887 | Veralto Corp.FR_92338C103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027887 | Fair Isaac Corp.FR_303250104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027887 | Adobe, Inc.FR_00724F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027887 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000027887 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000027887 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027887 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027887 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027887 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027887 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027887 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027887 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027887 | Country SummaryIndonesia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027887 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027887 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027887 | Country SummaryNorway
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027887 | Country SummaryFinland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027887 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027887 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000027887 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000027887 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000027887 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000027887 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027887 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027887 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027887 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027887 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027887 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027884 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027884 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027884 | NextEra Energy, Inc.FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027884 | Waste Management, Inc.FR_94106L109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027884 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027884 | Flex Ltd.FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027884 | Taiwan Semiconductor Manufacturing Co., Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027884 | Veralto Corp.FR_92338C103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027884 | Fair Isaac Corp.FR_303250104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027884 | Adobe, Inc.FR_00724F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027884 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000027884 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000027884 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027884 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027884 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027884 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027884 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027884 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027884 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027884 | Country SummaryIndonesia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027884 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027884 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027884 | Country SummaryNorway
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027884 | Country SummaryFinland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027884 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027884 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000027884 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000027884 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000027884 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000027884 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027884 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027884 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027884 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027884 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027884 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027886 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027886 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027886 | NextEra Energy, Inc.FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027886 | Waste Management, Inc.FR_94106L109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027886 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027886 | Flex Ltd.FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027886 | Taiwan Semiconductor Manufacturing Co., Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027886 | Veralto Corp.FR_92338C103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027886 | Fair Isaac Corp.FR_303250104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027886 | Adobe, Inc.FR_00724F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027886 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000027886 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000027886 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027886 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027886 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027886 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027886 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027886 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027886 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027886 | Country SummaryIndonesia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027886 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027886 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027886 | Country SummaryNorway
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027886 | Country SummaryFinland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027886 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027886 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000027886 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000027886 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000027886 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000027886 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027886 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027886 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027886 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027886 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027886 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000027890 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027890 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027890 | NextEra Energy, Inc.FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027890 | Waste Management, Inc.FR_94106L109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027890 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027890 | Flex Ltd.FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027890 | Taiwan Semiconductor Manufacturing Co., Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027890 | Veralto Corp.FR_92338C103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027890 | Fair Isaac Corp.FR_303250104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027890 | Adobe, Inc.FR_00724F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027890 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000027890 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000027890 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027890 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027890 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000027890 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000027890 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000027890 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027890 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000027890 | Country SummaryIndonesia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000027890 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027890 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000027890 | Country SummaryNorway
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027890 | Country SummaryFinland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027890 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027890 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000027890 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000027890 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000027890 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000027890 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000027890 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027890 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027890 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000027890 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000027890 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000230903 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230903 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230903 | NextEra Energy, Inc.FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230903 | Waste Management, Inc.FR_94106L109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230903 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230903 | Flex Ltd.FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230903 | Taiwan Semiconductor Manufacturing Co., Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230903 | Veralto Corp.FR_92338C103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230903 | Fair Isaac Corp.FR_303250104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230903 | Adobe, Inc.FR_00724F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000230903 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	66.80%
C000230903 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000230903 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230903 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230903 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000230903 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000230903 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000230903 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230903 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000230903 | Country SummaryIndonesia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000230903 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000230903 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000230903 | Country SummaryNorway
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000230903 | Country SummaryFinland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000230903 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000230903 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000230903 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000230903 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000230903 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000230903 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230903 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230903 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230903 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000230903 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000230903 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%